Penn Capital Defensive Short Duration High Income Fund
Schedule of Investments	September 30, 2020 (Unaudited)

Convertible Bonds: 1.5%	Principal	Value
Cable & Satellite TV: 1.0%
DISH Network Corp., 2.375%, 3/15/24	$485,000	$436,476
Pharmaceuticals: 0.5%
Teva Pharmaceutical Finance Co. LLC, 0.250%, 2/1/26	255,000	247,472
Total Convertible Bonds (cost $709,623)		683,948

Corporate Bonds: 88.1%
Advertising: 3.2%
Nielsen Finance LLC, 5.000%, 4/15/22 (a)	1,315,000	1,318,288
TripAdvisor, Inc., 7.000%, 7/15/25 (a)	110,000	114,675
		1,432,963
Air Transportation: 2.2%
Delta Air Lines, Inc., 3.625%, 3/15/22	357,000	351,046
Delta Air Lines, Inc., 3.400%, 4/19/21	340,000	338,692
Delta Air Lines, Inc., 7.000%, 5/1/25 (a)	105,000	115,271
Delta Air Lines, Inc., 4.500%, 10/20/25 (a)	40,000	41,050
Spirit Loyalty Cayman Ltd., 8.000%, 9/20/25 (a)	155,000	164,226
		1,010,285
Auto Parts & Equipment: 0.4%
The Goodyear Tire & Rubber Co., 5.125%, 11/15/23	180,000	179,550
Automakers: 4.9%
Ford Motor Co., 8.500%, 4/21/23	245,000	267,050
Ford Motor Credit Co. LLC, 3.087%, 1/9/23	1,270,000	1,244,460
Ford Motor Credit Co. LLC, 5.750%, 2/1/21	300,000	302,361
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	200,000	203,750
Ford Motor Credit Co. LLC, 1.114% (3 Month US LIBOR + 0.810%), 4/5/21	200,000	197,076
		2,214,697
Banking: 1.5%
Barclays Bank PLC, 7.625%, 11/21/22	300,000	329,962
CIT Group, Inc., 5.000%, 8/1/23	105,000	108,938
CIT Group, Inc., 4.125%, 3/9/21	220,000	220,000
		658,900
Building & Construction: 2.7%
KB Home, 7.500%, 9/15/22	485,000	530,469
KB Home, 7.000%, 12/15/21	170,000	178,042
Lennar Corp., 8.375%, 1/15/21	320,000	325,600
Meritage Homes Corp., 7.000%, 4/1/22	150,000	160,500
		1,194,611
Building Materials: 0.4%
WESCO Distribution, Inc., 7.125%, 6/15/25 (a)	160,000	174,288
Cable & Satellite TV: 3.1%
DISH DBS Corp., 6.750%, 6/1/21	280,000	287,000
DISH DBS Corp., 5.875%, 7/15/22	625,000	650,000
Videotron Ltd., 5.000%, 7/15/22	426,000	444,637
		1,381,637
Chemicals: 1.5%
Blue Cube Spinco LLC, 9.750%, 10/15/23	145,000	149,531
Methanex Corp., 4.250%, 12/1/24	115,000	115,288
OCI NV, 6.625%, 4/15/23 (a)	415,000	429,110
		693,929
Consumer/Commercial/Lease Financing: 4.1%
AerCap Ireland Capital DAC, 4.500%, 9/15/23	225,000	231,803
Navient Corp., 5.000%, 10/26/20	255,000	255,000
Navient Corp., 7.250%, 1/25/22	662,000	679,987
OneMain Finance Corp., 7.750%, 10/1/21	285,000	298,089
OneMain Finance Corp., 5.625%, 3/15/23	266,000	275,976
SLM Corp., 5.125%, 4/5/22	85,000	87,023
		1,827,878
Department Stores: 1.0%
Macy's Retail Holdings, Inc., 3.450%, 1/15/21	460,000	454,250
Electronics: 1.7%
Advanced Micro Devices, Inc., 7.500%, 8/15/22	460,000	511,750
MagnaChip Semiconductor Corp., 6.625%, 7/15/21	243,000	243,000
		754,750
Energy - Exploration & Production: 6.1%
Continental Resources, Inc., 5.000%, 9/15/22	642,000	637,589
EQT Corp., 4.875%, 11/15/21	215,000	217,230
EQT Corp., 3.000%, 10/1/22	210,000	205,489
Montage Resources Corp., 8.875%, 7/15/23	231,000	234,754
Occidental Petroleum Corp., 2.700%, 8/15/22	1,418,000	1,324,937
QEP Resources, Inc., 5.375%, 10/1/22	125,000	102,500
		2,722,499
Food - Wholesale: 0.6%
Simmons Foods, Inc., 7.750%, 1/15/24 (a)	240,000	251,400
Forestry/Paper: 0.7%
Norbord, Inc., 6.250%, 4/15/23 (a)	280,000	299,600
Gaming: 3.6%
International Game Technology PLC, 6.250%, 2/15/22 (a)	331,000	338,034
MGM Resorts International, 7.750%, 3/15/22	1,210,000	1,275,400
		1,613,434
Gas Distribution: 5.1%
DCP Midstream Operating LP, 4.950%, 4/1/22	350,000	351,750
EQM Midstream Partners LP, 4.750%, 7/15/23	300,000	299,625
New Fortress Energy, Inc., 6.750%, 9/15/25 (a)	220,000	230,010
Sunoco LP, 4.875%, 1/15/23	440,000	442,200
Targa Resources Partners LP, 5.250%, 5/1/23	415,000	414,045
Western Midstream Operating LP, 5.375%, 6/1/21	329,000	331,468
Western Midstream Operating LP, 4.000%, 7/1/22	206,000	207,221
		2,276,319
Health Facilities: 1.8%
Encompass Health Corp., 5.125%, 3/15/23	359,000	360,795
MEDNAX, Inc., 5.250%, 12/1/23 (a)	445,000	449,241
		810,036
Hotels: 1.3%
Wyndham Destinations, Inc., 5.625%, 3/1/21	305,000	305,763
Wyndham Destinations, Inc., 4.250%, 3/1/22	280,000	278,320
		584,083
Investments & Miscellaneous Financial Services: 2.1%
Icahn Enterprises LP, 6.250%, 2/1/22	618,000	624,532
Icahn Enterprises LP, 6.750%, 2/1/24	92,000	94,372
Oppenheimer Holdings, Inc., 5.500%, 10/1/25 (a)	220,000	219,780
		938,684
Machinery: 0.2%
Hillenbrand, Inc., 5.750%, 6/15/25	100,000	107,125
Managed Care: 0.9%
Centene Corp., 4.750%, 5/15/22	210,000	212,625
Molina Healthcare, Inc., 5.375%, 11/15/22	170,000	177,650
		390,275
Media: 0.3%
Netflix, Inc., 5.750%, 3/1/24	140,000	154,350
Media Content: 1.5%
AMC Networks, Inc., 4.750%, 12/15/22	210,000	209,974
AMC Networks, Inc., 5.000%, 4/1/24	435,000	444,787
		654,761
Medical Products: 0.5%
Owens & Minor, Inc., 4.375%, 12/15/24	230,000	229,425
Metals/Mining Excluding Steel: 0.2%
Howmet Aerospace, Inc., 6.875%, 5/1/25	95,000	104,975
Monoline Insurance: 2.1%
MGIC Investment Corp., 5.750%, 8/15/23	250,000	265,312
NMI Holdings, Inc., 7.375%, 6/1/25 (a)	205,000	219,094
Radian Group, Inc., 4.500%, 10/1/24	440,000	436,788
		921,194
Packaging: 2.1%
Berry Global, Inc., 6.000%, 10/15/22	56,000	56,045
OI European Group BV, 4.000%, 3/15/23 (a)	210,000	213,150
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23 (a)	165,000	173,250
Reynolds Group Issuer, Inc., 5.125%, 7/15/23 (a)	500,000	506,250
		948,695
Personal & Household Products: 2.2%
Avon International Capital PLC, 6.500%, 8/15/22 (a)	230,000	230,575
Energizer Holdings, Inc., 7.750%, 1/15/27 (a)	205,000	223,962
Mattel, Inc., 3.150%, 3/15/23	307,000	297,790
Newell Brands, Inc., 4.350%, 4/1/23	210,000	218,925
		971,252
Pharmaceuticals: 1.2%
Bausch Health Cos, Inc., 5.875%, 5/15/23 (a)	70,000	69,650
Elanco Animal Health, Inc., 5.272%, 8/28/23	100,000	107,125
Teva Pharmaceutical Finance Co BV, 2.950%, 12/18/22	145,000	140,959
Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 7/21/23	230,000	219,937
		537,671
Real Estate Development & Management: 1.4%
Kennedy-Wilson, Inc., 5.875%, 4/1/24	393,000	391,035
Realogy Group LLC, 7.625%, 6/15/25 (a)	210,000	219,975
		611,010
Real Estate Investment Trusts (REITs): 4.0%
HAT Holdings I LLC, 5.250%, 7/15/24 (a)	365,000	380,355
iStar, Inc., 4.750%, 10/1/24	220,000	212,850
MPT Operating Partnership LP, 6.375%, 3/1/24	115,000	118,105
RHP Hotel Properties LP, 5.000%, 4/15/23	115,000	112,616
Service Properties Trust, 5.000%, 8/15/22	175,000	174,384
Service Properties Trust, 4.500%, 6/15/23	465,000	456,193
Service Properties Trust, 7.500%, 9/15/25	105,000	111,680
Starwood Property Trust, Inc., 5.000%, 12/15/21	103,000	101,922
Starwood Property Trust, Inc., 3.625%, 2/1/21	140,000	139,902
		1,808,007
Recreation & Travel: 3.9%
Carnival Corp., 3.950%, 10/15/20	219,000	218,452
Carnival Corp., 11.500%, 4/1/23 (a)	945,000	1,059,326
Royal Caribbean Cruises Ltd., 5.250%, 11/15/22	370,000	330,225
Royal Caribbean Cruises Ltd., 10.875%, 6/1/23 (a)	110,000	123,054
		1,731,057
Specialty Retail: 3.7%
Foot Locker, Inc., 8.500%, 1/15/22	645,000	686,908
Hanesbrands, Inc., 4.625%, 5/15/24 (a)	215,000	223,555
L Brands, Inc., 5.625%, 2/15/22	220,000	229,020
The Gap, Inc., 8.375%, 5/15/23 (a)	195,000	215,475
WW International, Inc., 8.625%, 12/1/25 (a)	285,000	297,647
		1,652,605
Steel Producers/Products: 0.5%
Commercial Metals Co., 4.875%, 5/15/23	201,000	209,040
Support - Services: 2.8%
CoreCivic, Inc., 5.000%, 10/15/22	645,000	634,341
Prime Security Services Borrower LLC, 5.250%, 4/15/24 (a)	417,000	436,807
Sabre GLBL, Inc., 5.250%, 11/15/23 (a)	205,000	200,388
		1,271,536
Tech Hardware & Equipment: 1.9%
CommScope, Inc., 5.500%, 3/1/24 (a)	240,000	246,617
Xerox Corp., 4.500%, 5/15/21	480,000	485,976
Xerox Corp., 4.125%, 3/15/23	100,000	102,930
		835,523
Telecom - Satellite: 1.5%
Hughes Satellite Systems Corp., 7.625%, 6/15/21	630,000	653,625
Telecom - Wireless: 4.5%
Sprint Communications, Inc., 11.500%, 11/15/21	100,000	109,670
Sprint Corp., 7.250%, 9/15/21	515,000	538,819
Sprint Corp., 7.875%, 9/15/23	575,000	658,806
Sprint Corp., 7.125%, 6/15/24	615,000	707,625
		2,014,920
Telecom - Wireline Integrated & Services: 2.8%
GCI LLC, 6.875%, 4/15/25	197,000	203,087
Gogo Intermediate Holdings LLC, 9.875%, 5/1/24 (a)	290,000	310,010
Qwest Corp., 6.750%, 12/1/21	172,000	181,471
Qwest Corp., 7.250%, 9/15/25	500,000	574,202
		1,268,770
Transport Infrastructure/Services: 1.9%
Global Ship Lease, Inc., 9.875%, 11/15/22 (a)	150,000	152,250
Great Lakes Dredge & Dock Corp., 8.000%, 5/15/22	213,000	219,656
Teekay Corp., 9.250%, 11/15/22 (a)	255,000	240,475
XPO Logistics, Inc., 6.125%, 9/1/23 (a)	215,000	219,445
		831,826

Total Corporate Bonds (cost $39,041,125)		39,381,435

Bank Loans: 4.3% (b)(c)
Auto Parts & Equipment: 0.3%
Aptiv Corp., 1.437% (1 Month US LIBOR + 1.250%), 8/17/21	110,390	109,562
Cable & Satellite TV: 0.7%
WideOpenWest Finance LLC, 4.250% (1 Month US LIBOR + 3.250%), 8/19/23	322,506	317,114
Investments & Miscellaneous Financial Services: 0.5%
Russell Investments US Institutional Holdco, Inc., 3.750% (6 Month US LIBOR + 3.250%), 6/1/23	222,539	221,148
Media: 0.3%
Nexstar Broadcasting, Inc., 1.905% (1 Month US LIBOR + 1.750%), 10/26/23	149,837	147,589
WXXA-TV LLC, 1.905%, 10/24/23
(1 Month US LIBOR + 1.750%)	4,446	4,379
(1 Month US LIBOR + 1.750%)	2,021	1,991
		153,959
Packaging: 0.2%
Reynolds Group Holdings, Inc., 2.897% (1 Month US LIBOR + 2.750%), 2/5/23	94,659	93,393
Pharmaceuticals: 0.9%
Jaguar Holding Co. II, 3.500% (1 Month US LIBOR + 2.500%), 8/18/22	392,879	391,091
Software/Services: 0.5%
Rackspace Hosting, Inc., 4.000% (3 Month US LIBOR + 3.000%), 11/3/23	247,442	242,464
Specialty Retail: 0.5%
PetSmart, Inc., 5.000% (6 Month US LIBOR + 3.500%), 3/11/22	201,205	200,593
Telecom - Wireline Integrated & Services: 0.4%
Consolidated Communications, Inc., 4.000% (1 Month US LIBOR + 3.000%), 10/5/23	197,698	195,277
Total Bank Loans (cost $1,925,739)		1,924,601

U.S. Government Note: 0.9%
United States Treasury Note, 1.375%, 1/31/22	400,000	406,531
Total U.S. Government Note (cost $400,549)		406,531

Mutual Fund: 1.8%	Shares
Bank Loan Related 1.8%
Penn Capital Defensive Floating Rate Income Fund - Institutional Class (d)	85,616	813,355
Total Mutual Funds (cost $855,204)		813,355

Total Investments - 96.6% (cost $42,932,240)		43,209,870
Other Assets and Liabilities 3.4%		1,504,359
Net Assets: 100.0%		$44,714,229

Percentages are stated as a percent of net assets.
(a)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of September 30, 2020, the value of these investments was $10,106,283, or 22.6% of total net assets.

(b)
Bank Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(c)
Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years.

(d)	Affiliated company. See Note 2.

Country Exposure (as a percentage of total investments)
United States	87.5%
Panama	3.0%
Canada	2.2%
United Kingdom	2.1%
Netherlands	2.0%
Liberia	1.0%
Marshall Islands	0.9%
Ireland	0.5%
Cayman Islands	0.5%
Curacao	0.3%

The Accompanying Footnotes are an Integral Part of this Schedule of Investments

1. Significant Accounting Policies (Unaudited)
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuation
The Fund uses the following valuation methods to determine fair value as either fair value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Trust’s Board from time to time. The valuation of the portfolio investments of the Funds currently includes the following processes:

Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ® Stock Market and Small CapSM exchanges (“NASDAQ®”), for which market quotations are available, are valued at the official closing price of such exchange on each business day (defined as days on which the Funds are open for business (“Business Day”)). Portfolio securities traded on the NASDAQ® will be valued at the NASDAQ® Official Closing Price on each Business Day. If there is no such reported sale on an exchange or NASDAQ®, the portfolio security will be valued at the most recent quoted bid price. Price information on listed securities is taken from the exchange where the security is primarily traded.

Other assets and securities for which no quotations are readily available (such as for certain restricted or unlisted securities and private placements) or that may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities) will be valued in good faith at fair value using procedures and methods approved by the Board. Under the procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations to a Valuation Committee comprised of representatives from the Advisor.

The Fund’s portfolio holdings may also consist of shares of other investment companies in which the Fund invests. The value of each such investment company will be its net asset value (“NAV”) at the time the Fund’s shares are priced. Each investment company calculates its NAV based on the current market value for its portfolio holdings. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus. The investment company’s prospectus explains the circumstances under which the company will use fair value pricing and the effects of using fair value pricing.

Because the Fund may invest in foreign securities, the Fund’s NAV may change on days when a shareholder will not be able to purchase or redeem Fund shares because foreign markets are open at times and on days when U.S. markets are not. Investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time). If an event that could materially affect the value of the Fund’s foreign securities has occurred between the time the securities were last traded and the time that the Fund calculates its NAV, the closing price of the Fund’s securities may no longer reflect their market value at the time the Fund calculates its NAV. In such a case, the Fund may use fair value methods to value such securities.

Fixed income securities shall be valued at the evaluated bid price supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Bank loans are not listed on any securities exchange or board of trade. They are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market. This market generally has fewer trades and less liquidity than the secondary market for other types of securities. Some bank loans have few or no trades, or trade infrequently, and information regarding a specific bank loan may not be widely available or may be incomplete. Except as otherwise specified, Bank loan securities shall be valued at the evaluated bid prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain a bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Occasionally, reliable market quotations are not readily available (such as for certain restricted or unlisted securities and private placements) or securities and other assets may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities), or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Under the procedures adopted by the Board, the Board has delegated the responsibility for making fair value determinations to a Valuation Committee, subject to the Board’s oversight. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used as of September 30, 2020, in valuing the Fund’s investments:

Penn Capital Defensive Short Duration High Income Fund
Investments in Securities(a)	Level 1	Level 2	Level 3	Total
Convertible Bonds	$-	$683,948	$-	$683,948

Corporate Bonds	-	39,381,435	-	39,381,435

Bank Loans	-	1,924,601	-	1,924,601

U.S. Government Note	-	406,531	-	406,531

Mutual Fund	813,355	-	-	813,355

Total Investments in Securities	$813,355	$42,396,515	$-	$43,209,870
(a) All other industry classifications are identified in the Schedule of Investments for the Fund.

2) Transactions with Affiliates

The following issuers are affiliated with the Fund; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from July 1, 2020 through September 30, 2020.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

	July 1, 2020		Additions		Reductions		September 30, 2020					September 30, 2020
Issuer Name	Share Balance	Cost	Share Balance	Cost	Share Balance	Cost	Share Balance	Dividend Income	Capital Gain Distribution	Unrealized Depreciation Change	Realized Loss	Value	Cost

Penn Capital Defensive Short Duration High Income Fund
Penn Capital Defensive Floating Rate Income Fund	111,025	$ 1,111,036	852	$ 8,084	(26,261)	$ (263,916)	85,616	$ 8,084	$ -	$ 36,658	$ (13,916)	$ 813,355	$ 855,204
		$ 1,111,036		$ 8,084		$ (263,916)		$ 8,084	$ -	$ 36,658	$ (13,916)	$ 813,355	$ 855,204